Document and Entity Information	Apr. 26, 2022
Cover [Abstract]
Entity Registrant Name	Bloomin' Brands, Inc.
Amendment Flag	false
Entity Central Index Key	0001546417
Document Type	8-K
Document Period End Date	Apr. 26, 2022
Entity Incorporation State Country Code	DE
Entity File Number	001-35625
Entity Tax Identification Number	20-8023465
Entity Address, Address Line One	2202 North West Shore Boulevard
Entity Address, Address Line Two	Suite 500
Entity Address, City or Town	Tampa
Entity Address, State or Province	FL
Entity Address, Postal Zip Code	33607
City Area Code	(813)
Local Phone Number	282-1225
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Security 12b Title	Common Stock $0.01 par value
Trading Symbol	BLMN
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false